UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21037

Name of Fund: BlackRock New York Municipal Bond Trust (BQH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York

            Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 05/31/2017

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2017 (Unaudited)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 134.4%
Corporate — 3.6%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (a)	$100	$107,634
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	690	739,459
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	100	104,667
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 3/01/24	250	306,557
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	375	376,909

		1,635,226
County/City/Special District/School District — 38.3%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A, 5.00%, 7/15/42	205	230,643
City of New York New York, GO, Refunding:
Series E, 5.50%, 8/01/25	455	563,322
Series J, 5.00%, 8/01/32	1,120	1,310,646
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	500	522,670
Series D, 5.38%, 6/01/32	15	15,056
Series G-1, 6.25%, 12/15/31	5	5,412
Sub-Series D-1, Fiscal 2014, 5.00%, 8/01/31	245	286,197
Sub-Series G-1, 6.25%, 12/15/18 (b)	245	265,161
Sub-Series G-1, 5.00%, 4/01/29	250	288,125
Sub-Series I-1, 5.38%, 4/01/36	135	145,272
City of New York New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55 (c)	500	106,815

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	$1,000	$1,153,220
5.00%, 11/15/45	670	771,029
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/41 (c)	4,155	1,662,291
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (c)	500	192,010
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/43 (c)	2,000	735,240
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (c)	950	321,423
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	108,372
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	325	325,774
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/46	175	175,417
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	175	176,047
City of Yonkers, GO, Refunding, Series B (AGM), 5.00%, 8/01/23	100	118,021
County of Nassau New York, GO, Series A, 5.00%, 1/15/31	250	297,498
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	650	652,269
(AGM), 5.00%, 2/15/47	750	752,617
(NPFGC), 4.50%, 2/15/47	790	792,425
(NPFGC), 5.00%, 2/15/47	465	466,623
Hudson Yards Infrastructure Corp., Refunding RB, 2nd Indenture, Series A, 5.00%, 2/15/45	125	145,681
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	1,350	1,485,661
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	285	310,237

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2017	1

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB (continued):
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	$120	$130,867
4 World Trade Center Project, 5.00%, 11/15/31	750	850,245
4 World Trade Center Project, 5.75%, 11/15/51	340	390,490
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	320	344,675
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	500	559,905
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	520	567,502

		17,224,858
Education — 35.0%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	140	147,001
Build NYC Resource Corp., Refunding RB:
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 6/01/38	250	286,623
Ethical Culture Fieldston School Project, 5.00%, 6/01/32	450	518,081
New York Law School Project, 5.00%, 7/01/41	130	142,328
New York Law School Project, 4.00%, 7/01/45	185	187,007
Packer Collegiate Institute Project, 5.00%, 6/01/40	310	349,578
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	250	264,690
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 7/01/37	110	128,292
Carnegie Hall, 4.75%, 12/01/39	400	429,152

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 9/01/40	$610	$669,066
Series B, 4.00%, 8/01/35	110	115,589
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/19 (b)	250	275,120
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 5/01/39	60	64,948
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 7/01/42	100	117,670
4.00%, 7/01/46	185	194,566
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project:
5.00%, 7/01/21 (b)	110	127,322
5.00%, 7/01/41	390	438,508
Series A, 5.00%, 7/01/21 (b)	500	578,735
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	120	137,048
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/20 (b)	200	219,890
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	100	111,712
Geneva Development Corp., Refunding RB, Hobart & William Smith Colleges, 5.25%, 9/01/44	160	180,662
State of New York Dormitory Authority, RB:
5.00%, 3/15/30	500	614,005
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	340,722
New York University, Series 1 (AMBAC) (BHAC), 5.50%, 7/01/31	245	315,295

2	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, RB (continued):
New York University, Series B, 5.00%, 7/01/42	$500	$566,460
Series B, 5.75%, 3/15/36	300	325,029
State University Dormitory Facilities, Series A, 5.00%, 7/01/19 (b)	150	162,665
Teachers College, Series B, 5.00%, 7/01/42	750	836,310
Touro College & University System, Series A, 5.25%, 1/01/34	250	274,598
Touro College & University System, Series A, 5.50%, 1/01/39	500	553,315
University of Rochester, Series A, 5.13%, 7/01/19 (b)	185	201,095
University of Rochester, Series A, 5.75%, 7/01/19 (b)(d)	150	164,981
University of Rochester, Series A, 5.13%, 7/01/39	30	32,328
University of Rochester, Series A, 5.75%, 7/01/39 (d)	25	27,120
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 7/01/34	100	115,345
Brooklyn Law School, 5.75%, 7/01/33	125	134,265
Cornell University, Series A, 5.00%, 7/01/40	150	166,095
Fordham University, 5.00%, 7/01/44	340	386,345
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	345	392,338
New York University, Series A, 5.00%, 7/01/37	445	509,908
New York University, Series A, 5.00%, 7/01/42	1,750	1,982,610
Skidmore College, Series A, 5.00%, 7/01/28	250	286,130
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	350	410,900
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	350	406,140
State University Dormitory Facilities, Series A, 5.00%, 7/01/46	190	222,488

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
Teachers College, 5.50%, 3/01/19 (b)	$350	$377,738
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/34	105	119,393
Hofstra University Project, 5.00%, 7/01/47	100	115,560

		15,722,766
Health — 17.7%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 7/01/35	500	561,875
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.75%, 7/01/30	350	391,447
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	140	140,144
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	100	102,304
5.00%, 12/01/46	160	180,082
Series A, 5.00%, 12/01/37	370	406,475
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	275	313,739
County of Saratoga New York Industrial Development Agency, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/17 (b)	200	204,416
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	80	88,792
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	1,030	1,126,861

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2017	3

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien (continued):
Series B, 6.00%, 11/01/20 (b)	$175	$203,738
Series B, 6.00%, 11/01/30	25	27,922
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project, 5.00%, 1/01/34	500	546,205
State of New York Dormitory Authority, RB:
General Purpose, Series A, 5.00%, 2/15/42	500	584,720
Mental Health Services (AGM), 5.00%, 8/15/18 (b)	5	5,249
Mental Health Services (AGM), 5.00%, 2/15/22	25	26,236
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/19 (b)	185	204,225
New York University Hospitals Center, Series A, 5.75%, 7/01/20 (b)	220	250,785
North Shore-Long Island Jewish Obligated Group, Series A, 5.75%, 5/01/19 (b)	500	545,905
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	290	303,688
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	315	347,294
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	1,000	1,113,260
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	250	266,662

		7,942,024
Housing — 5.5%
City of New York New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	735	847,499
5.00%, 7/01/33	250	282,202

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (continued)
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	$500	$524,305
County of Onondaga New York Trust for Cultural Resources, Refunding RB, Abby Lane Housing Corporation Project, 5.00%, 5/01/40	135	153,537
State of New York HFA, RB:
Affordable Housing, Series E (SONYMA), 4.15%, 11/01/47	165	171,610
M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	500	503,650

		2,482,803
State — 1.8%
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Sub-Series B-1, 5.00%, 11/01/35	200	232,124
State of New York, GO, Series A, 5.00%, 2/15/39	250	266,300
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/30	250	294,780

		793,204
Tobacco — 2.5%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	200	208,314
Counties of New York Tobacco Trust VI, Refunding RB, Settlement Pass-Through Turbo, Series C, 4.00%, 6/01/51	400	379,208
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 6/01/39	75	76,341
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 5/15/40	170	189,222

4	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

Municipal Bonds	Par (000)	Value
New York (continued)
Tobacco (continued)
Westchester Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 6/01/42	$250	$252,777

		1,105,862
Transportation — 21.3%
County of Albany Airport Authority, Refunding RB, AMT, Series B:
4.00%, 12/15/34	235	242,257
4.00%, 12/15/35	120	123,197
Metropolitan Transportation Authority, RB:
Series A, 5.63%, 11/15/18 (b)	45	48,096
Series C, 6.50%, 11/15/28	130	140,609
Series D, 5.25%, 11/15/41	1,000	1,137,940
Metropolitan Transportation Authority, Refunding RB:
Green Bond, Climate Bond Certified, Sub-Series B-2, 3.13%, 11/15/33	135	136,189
Green Bond, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	200	218,396
Series D, 5.25%, 11/15/30	250	295,857
Series D, 5.25%, 11/15/31	250	294,170
Series D, 5.25%, 11/15/32	170	199,257
Series F, 5.00%, 11/15/30	500	582,645
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A:
5.00%, 11/15/56	450	496,309
5.00%, 11/15/51	40	43,504
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT (AGM), 4.00%, 7/01/41	150	153,719
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT, 5.00%, 8/01/31	690	734,926
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	500	562,950
Port Authority of New York & New Jersey, Refunding ARB:
179th Series, 5.00%, 12/01/38	150	173,051

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB (continued):
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	$150	$150,116
Consolidated, 195th Series, AMT, 5.00%, 4/01/36	250	288,450
Port Authority of New York & New Jersey, Refunding RB, 178th Series, AMT, 5.00%, 12/01/32	270	305,076
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 1/01/56	490	566,406
State of New York Thruway Authority, Refunding RB, General:
2nd Highway & Bridge Trust, Series A, 5.00%, 4/01/32	1,000	1,143,980
Series I, 5.00%, 1/01/37	440	497,939
Series I, 5.00%, 1/01/42	140	157,846
Series J, 5.00%, 1/01/41	250	281,092
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	140	163,390
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 0.00%, 11/15/32 (c)	170	103,006
General, Series A, 5.25%, 11/15/45	275	323,821

		9,564,194
Utilities — 8.7%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 6/15/47	120	144,015
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 6/15/39	250	291,300
City of New York New York Water & Sewer System, RB, Series DD, 5.00%, 6/15/47	135	157,739
Long Island Power Authority, RB, General, Electric Systems:
Series A (AGM), 5.00%, 5/01/36	225	250,126

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2017	5

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
Long Island Power Authority, RB, General, Electric Systems (continued):
Series C (CIFG), 5.25%, 9/01/29	$500	$619,420
Long Island Power Authority, Refunding RB, Electric System:
Series A, 5.50%, 4/01/19 (b)	100	108,258
Series B, 5.00%, 9/01/41	50	57,500
Series B, 5.00%, 9/01/46	255	292,368
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	600	680,196
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	1,115	1,290,925

		3,891,847
Total Municipal Bonds in New York		60,362,784
Puerto Rico — 1.7%
Housing — 0.6%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	250	262,438
Tobacco — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 5/15/43	500	500,325
Total Municipal Bonds in Puerto Rico		762,763
Total Municipal Bonds - 136.1%		61,125,547

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
New York — 25.5%
County/City/Special District/School District — 7.4%
City of New York New York, GO, Sub-Series I-1, 5.00%, 3/01/36	250	286,750
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	300	353,337
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (f)	700	797,480

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	$630	$717,214
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	1,050	1,194,680

		3,349,461
State — 3.9%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	500	531,184
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	825	928,174
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	255	305,643

		1,765,001
Transportation — 3.8%
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	360	419,241
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	600	685,734
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	500	584,435

		1,689,410
Utilities — 10.4%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18	93	97,923
5.75%, 6/15/40 (b)	312	327,497
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	990	1,118,205

6	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (continued)
Utilities (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution (continued):
Fiscal 2012, Series BB, 5.00%, 6/15/44	$1,500	$1,680,575
New York State Environmental Facilities Corp., RB, Subordinated SRF Bonds, 4.00%, 6/15/46	511	548,130
Utility Debt Securitization Authority, Refunding RB, Restructuring:
5.00%, 12/15/36	495	587,691
Series B, 4.00%, 12/15/35	280	306,197

		4,666,218
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 25.5%		11,470,090
Total Long-Term Investments (Cost — $66,482,415) — 161.6%		72,595,637

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.60% (g)(h)	159,427	$159,459
Total Short-Term Securities (Cost — $159,459) — 0.4%		159,459
Total Investments (Cost — $66,641,874*) — 162.0%		72,755,096
Other Assets Less Liabilities — 1.4%		662,754
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.5)%		(6,538,280)
VRDP Shares, at Liquidation Value — (48.9)%		(21,958,143)

Net Assets Applicable to Common Shares — 100.0%		$44,921,427

*	As of May 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$60,175,431

Gross unrealized appreciation	$6,210,417
Gross unrealized depreciation	(152,216)

Net unrealized appreciation	$6,058,201

Notes to Schedule of Investments
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on February 15, 2019, is $370,682.

(g)	During the period ended May 31, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at May 31, 2017	Value at May 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	147,313	12,114	159,427	$159,459	$1,707	$72	—

[1]	Includes net capital gain distributions
(h)	Current yield as of period end.

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	May 31, 2017	7

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(12)	5-Year U.S. Treasury Note	September 2017	$1,419,750	$(2,096)
(19)	10-Year U.S. Treasury Note	September 2017	$2,399,641	(7,221)
(12)	Long U.S. Treasury Bond	September 2017	$1,845,750	(15,017)
(7)	Ultra U.S. Treasury Bond	September 2017	$1,155,875	(13,883)
Total				$(38,217)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CIFG Assurance North America, Inc.
EDC	Economic Development Corp.
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency
SRF	State Revolving Fund

8	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2017

Schedule of Investments (concluded)	BlackRock New York Municipal Bond Trust (BQH)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$72,595,637	—	$72,595,637
Short-Term Investments	$159,459	—	—	159,459

Total	$159,459	$72,595,637		$72,755,096

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(38,217)	—	—	$(38,217)
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(6,521,464)	—	$(6,521,464)
VRDP Shares at Liquidation Value	—	(22,100,000)	—	(22,100,000)

Total	—	$(28,621,464)	—	$(28,621,464)

During the period ended May 31, 2017, there were no transfers between levels.

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2017	9

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock New York Municipal Bond Trust

Date: July 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock New York Municipal Bond Trust

Date: July 24, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock New York Municipal Bond Trust

Date: July 24, 2017